March 11, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of full Prospectus and Statement of Additional Information of the Trust, on behalf of ProShares Short Basic Materials, ProShares Short Real Estate and ProShares Short FTSE/Xinhua China 25, does not differ from that contained in Post-Effective Amendment No. 23 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Wednesday, March 10, 2010.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6495.

Sincerely,

/s/ Barry Pershkow
Barry Pershkow
Vice President and Counsel